Subsequent Events (Details) (USD $)	12 Months Ended		81 Months Ended	0 Months Ended							1 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Dec. 02, 2011 Private Placement [Member]	Feb. 05, 2014 Subsequent Event [Member]	Feb. 10, 2014 Subsequent Event [Member]	Feb. 05, 2014 Subsequent Event [Member] Common Stock [Member]	Feb. 10, 2014 Subsequent Event [Member] Common Stock [Member]	Feb. 05, 2014 Subsequent Event [Member] Preferred Stock [Member]	Feb. 10, 2014 Subsequent Event [Member] Stock Split Member [Member]	Jan. 27, 2014 Subsequent Event [Member] Private Placement [Member]	Jan. 27, 2014 Subsequent Event [Member] Private Placement [Member] Brean Capital, LLC [Member]	Jan. 27, 2014 Subsequent Event [Member] Private Placement [Member] Common Stock [Member]	Jan. 27, 2014 Subsequent Event [Member] Private Placement [Member] Series A Warrant [Member]	Jan. 27, 2014 Subsequent Event [Member] Private Placement [Member] Series B Warrant [Member]
Subsequent Events (Textual)
Private placement, description											The Company consummated a private placement (the "Offering") of units (the "Units") comprised of (i) one share of the Company's common stock, $0.001 par value (the "Common Stock"), and (ii) two warrants to purchase shares of Common Stock as follows: (a) a Series A warrant to purchase 0.5 shares of Common Stock at an exercise price of $15.00 per share (the "Series A Warrant") and (b) a Series B warrant to purchase 0.25 shares of Common Stock at an exercise price of $45.00 per share (the "Series B Warrant," and together with Series A Warrant, the "Warrants") to accredited investors ("Purchasers") pursuant to the terms of a Securities Purchase Agreement (the " Purchase Agreement") at a purchase price of $7.50 per Unit .
Common stock, par value	$ 0.001	$ 0.001	$ 0.001										$ 0.001
Warrants exercise price per share														$ 15	$ 45
Purchase agreement at purchase price											7.50
Number shares/warrants issued												47,351	631,346	315,676	157,846
Aggregate gross proceeds from offering		$ 6,869,990	$ 9,350,490	$ 40,000							$ 4,375,000
Percentage of Common Stock issued in the Offering owned by purchasers											50.00%
Purchase agreement, pro rata, description											The Purchase Agreement also permits the Purchasers a right to participate, pro rata, up to 25% of the total dollar value of any equity related financing conducted by the Company for a period of two years from the Closing Date.
Percentage of common stock, shares, issued in the offering												7.50%
Stock split	1 for 50				1 for 50
Changes in Capital Structure, as a result of Stock Split							The number of the Company’s authorized shares of common stock was decreased from 300,000,000 to 6,000,000 shares.	The Company's issued and outstanding shares of common stock decreased from approximately 145.9 million shares to approximately 2.9 million shares of common stock, all with a par value of $0.001.	The number of its authorized shares of preferred stock was decreased from 25,000,000 to 500,000 shares .
Preferred stock, shares authorized	500,000	500,000	500,000							25,000,000
Common stock, shares authorized	6,000,000	6,000,000	6,000,000							300,000,000
Common stock issued and outstanding before stock split						145,900,000
Common stock issued and outstanding after stock split						2,900,000